UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23928
Investment Company Act file number

Catalyst/Perini Strategic Income Fund
(Exact name of registrant as specified in charter)

36 North New York Avenue
Huntington, NY 11743
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Copies of information to:

JoAnn Strasser, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215
(614) 469-3200

(614) 469-3200
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Catalyst/Perini Strategic Income Fund (CSIOX)

(Formerly Catalyst Strategic Income Opportunities Fund)

Annual Report

September 30, 2025

Catalyst/Perini Strategic Income Fund
TABLE OF CONTENTS

Shareholder Letter (Unaudited)	1
Allocation of Portfolio Assets (Unaudited)	2
Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of the Independent Registered Public Accounting Firm	19
Additional Information (Unaudited)	20

September 30, 2025

Catalyst/Perini Strategic Income Fund (CSIOX) (unaudited)

The Fund is focused on total return opportunities across the full spectrum of income generating assets related to securitized and non-securitized residential and commercial real estate loans in both public and private credit markets. The Fund’s investment objective is to seek total return. The Fund also strives to provide diversification benefits and return enhancement by offering investors access to private senior secured commercial real estate backed loans and less liquid sectors of the residential-mortgage-backed-securities (RMBS) market. The portfolio construction of the Fund is designed with the goal of providing investors positive absolute returns to multiple forward economic scenarios, while maintaining acceptable credit and interest rate risk exposures. Despite being less liquid from a trading perspective, the Fund generates relatively significant cash flow through interest income each year, thereby helping mitigate price risk.

Recoveries on previously modified loans related to RMBS and the recoupments of interest shortfalls outstanding helped drive total return and the distribution yield over the course of the year. In September, the one-month annualized distribution yield was 19.34%, bringing the year-to-date average annualized distribution yield to 13.06%. The since inception (August 2, 2024) total return is +14.42% (net), the annualized return since inception is +12.30% (net) and the 2025 year-to-date return is +11.75% (net) compared to the Bloomberg U.S. Agg. Bond TR Index which returned +3.54% since inception and +6.13% (net) year-to-date and the Bloomberg U.S. Corporate High Yield which returned +9.63% since inception and +7.22% (net) year-to-date.

The ability to execute the Fund’s investment strategy is typically only available via a private or closed-end vehicle, such as an interval fund. As an interval fund, the Fund offers shareholders the opportunity to tender shares for repurchase on a quarterly basis, subject to a limit of 5% of the Fund’s net assets. The Fund will continue to notify shareholders in advance of each repurchase window.

We are excited about the size and scale of the forward opportunity set that satisfies our investment criteria in both private and public credit markets.

Performance (%): Ending September 30, 2025

Annualized if greater than a year. Returns less than a year are cumulative.

	QTD	YTD	1 Year	3 Year	Since Inception*
Catalyst/Perini Strategic Income Fund	3.42	11.75	13.11	n/a	12.30
Bloomberg U.S. Agg. Bond TR Index	2.03	6.13	2.88	n/a	3.54
Bloomberg U.S. Corporate High Yield	2.54	7.22	7.41	n/a	9.63

* Inception: 8/02/2024

There is no assurance that the Fund will achieve its investment objective. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

36 N New York Avenue, FL 3, Huntington, NY 11743 | CatalystMF.com

Catalyst/Perini Strategic Income Fund
Allocation of Portfolio Assets (a) (Unaudited)
September 30, 2025

(a)	Percentages are based on total net assets of the Fund. Please refer to the Schedule of Investments in this annual report for a listing of the Fund’s holdings.

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Schedule of Investments
September 30, 2025

MORTGAGE-BACKED SECURITIES - 30.5%	Par	Value
Banc of America Mortgage Securities, Inc., 1A7 Series 2008-A, Class 1A7, 0.30%, 01/20/2038 (a)	$20,674,034	$254,291
Chase Mortgage Finance Corp., A3X Series 2024-4, Class A3X, 0.50%, 03/25/2055 (a)(b)(c)	15,809,434	256,113
Countrywide Alternative Loan Trust, A17 Series 2007-12T1, Class A17, 6.00%, 06/25/2037 (a)	605,552	221,026
Countrywide Alternative Loan Trust, 2A5 Series 2007-22, Class 2A5, 6.50%, 09/25/2037 (a)	571,689	182,941
Countrywide Alternative Loan Trust, 1X1 Series 2005-27, Class 1X1, 1.24%, 08/25/2035 (a)(c)	3,863,105	161,864
Greenpoint Mortgage Funding Trust, 2X Series 2006-AR2, Class 2X, 1.20%, 03/25/2036 (a)	3,593,987	140,165
JP Morgan Mortgage Trust, B2X
Series 2019-7, Class B2X, 1.00%, 02/25/2050 (a)(b)(c)	7,082,213	304,535
Series 2019-8, Class B2X, 1.00%, 03/25/2050 (a)(b)(c)	10,655,570	478,435
JP Morgan Mortgage Trust, B1X
Series 2019-7, Class B1X, 1.25%, 02/25/2050 (a)(b)(c)	4,215,402	226,367
Series 2019-8, Class B1X, 1.25%, 03/25/2050 (a)(b)(c)	7,103,428	390,688
JP Morgan Mortgage Trust, B3X Series 2019-8, Class B3X, 0.75%, 03/25/2050 (a)(b)(c)	6,829,462	232,202
Mastr Adjustable Rate Mortgages Trust, X2 Series 2006-OA2, Class X2, 0.90%, 12/25/2046 (a)	28,087,602	1,033,624
Mill City Mortgage Trust, XS
Series 2018-2, Class XS, Zero Coupon, 05/25/2058 (a)(b)(d)	96,129,736	432,584
Series 2018-3, Class XS, Zero Coupon, 08/25/2058 (a)(b)(c)(d)	115,367,097	599,909
Series 2018-4, Class XS, Zero Coupon, 04/25/2066 (a)(b)(c)(d)	169,095,443	845,477
Series 2019-GS1, Class XS, 0.08%, 07/25/2059 (a)(b)	176,543,496	918,026
New Residential Mortgage Loan Trust, X1 Series 2019-1A, Class X1, 0.10%, 09/25/2057 (a)(b)	27,607,482	135,277
RALI Trust, XC Series 2006-QO5, Class XC, 1.36%, 05/25/2046 (a)(c)	22,767,235	1,607,367
RALI Trust, XN Series 2006-QO5, Class XN, 1.18%, 05/25/2046 (a)(c)	18,137,446	1,129,963
RALI Trust, X1 Series 2006-QO7, Class X1, 0.90%, 09/25/2046 (a)	17,407,974	750,284
RALI Trust, AV
Series 2006-QS12, Class AV, 0.46%, 09/25/2036 (a)(c)	26,685,468	491,012
Series 2007-QS3, Class AV, 0.36%, 02/25/2037 (a)(c)	18,318,319	263,784
RALI Trust, AXP Series 2006-QO9, Class AXP, 0.25%, 12/25/2046 (a)(e)	33,112,249	350,990
RALI Trust, X Series 2005-QO5, Class X, 1.63%, 01/25/2046 (a)(c)	4,233,358	350,099
Residential Asset Securitization Trust, AX Series 2007-A9, Class AX, 7.00%, 09/25/2037 (a)(c)	1,802,403	426,268
Rithm Capital Corp., X2 Series 2020-1A, Class X2, 0.11%, 10/25/2059 (a)(b)(c)	29,977,224	110,916
Structured Asset Mortgage Investments, Inc., X Series 2006-AR8, Class X, 0.40%, 10/25/2036 (a)	47,232,404	831,290
Washington Mutual Alternative Mortgage Pass-Through Certificates, 3X2 Series 2006-AR8, Class 3X2, 0.50%, 10/25/2046 (a)	6,579,063	133,555
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,798,859)		13,259,052

ASSET-BACKED SECURITIES - 26.9%	Par	Value
American Home Mortgage Investment Trust 2007-A, 6.19%, 01/25/2037 (b)	7,461,756	1,581,146
Ameriquest Mortgage Securities, Inc. Asset-Backed Pa, M7 Series 2005-R10, 6.45% (TSFR1M + 228.95%), 01/25/2036	1,665,052	2,722,361
CSMC Mortgage-Backed Trust 2007-1, Series 2007-1, 6.22%, 02/25/2037	10,415,000	626,983
CWABS Asset-Backed Certificates Trust 2006-9, Series 2006-9, 5.99%, 10/25/2046	181,212	256,415
Fremont Home Loan Trust, B1 Series 2004-A, Class B1, 6.81% (1 mo. Term SOFR + 2.65%), 01/25/2034	1,010,765	808,612
Lehman XS Trust, 3AX Series 2007-2N, Class 3AX, 2.00%, 02/25/2037 (a)(c)	15,643,969	1,306,271
RASC Trust, M2S Series 2007-KS3, Class M2S, 5.01% (1 mo. Term SOFR + 0.85%), 04/25/2037	560,913	1,018,058
Saxon Asset Securities Trust, ES
Series 2004-3, Class ES, 0.30%, 12/26/2034 (a)(e)	20,677,488	233,656
Series 2005-1, Class ES, 0.30%, 05/25/2035 (a)(e)	20,956,699	245,193
Series 2005-2, Class ES, 0.30%, 10/25/2035 (a)(e)	24,737,100	289,424
Series 2005-3, Class ES, 0.30%, 11/25/2035 (a)(e)	36,451,341	441,061
Series 2006-1, Class ES, Zero Coupon, 03/25/2036 (a)(d)(e)	31,704,368	396,305
Series 2006-3, Class ES, Zero Coupon, 10/25/2046 (a)(d)(e)	90,835,407	1,180,860
Soundview Home Equity Loan Trust, X1 Series 2007-OPT5, Class X1, 0.68%, 10/25/2037 (a)(c)	18,987,937	607,614
TOTAL ASSET-BACKED SECURITIES (Cost $11,570,826)		11,713,959

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8%	Par	Value
Bear Stearns Asset Backed Securities Trust, 22A1 Series 2006-AC2, Class 22A1, 4.62% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,506,008	516,389
Bear Stearns Asset Backed Securities Trust, 22A3 Series 2006-AC2, Class 22A3, 4.62% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,344,023	497,825
Countrywide Home Loan Mortgage Pass Through Trust, M Series 2004-6, Class M, 18.47%, 05/25/2034 (c)	104,582	191,646
Credit Suisse Mortgage Capital Certificates, 3A3 Series 2006-5, Class 3A3, 6.50%, 06/25/2036	6,183,567	1,052,443
CSAB Mortgage-Backed Trust 2006-1, Series 2006-1, 7.05%, 06/25/2036	31,027,900	713,642

Catalyst/Perini Strategic Income Fund
Schedule of Investments (continued)
September 30, 2025

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8% (continued)		Par	Value
GSAA Home Equity Trust 2006-14, 4.83%, 09/25/2036		$7,488,000	$350,438
Harborview Mortgage Loan Trust, 2A2B Series 2006-12, Class 2A2B, 4.75% (1 mo. Term SOFR + 0.61%), 01/19/2038		980,269	1,666,457
Merrill Lynch Mortgage Investors, Inc., M1 Series 2005-A2, Class M1, 5.46%, 02/25/2035 (c)		2,320,107	1,937,289
Morgan Stanley Mortgage Loan Trust 2007-6XS
6.25%, 02/25/2047		2,825,000	145,770
6.66%, 02/25/2047		13,191,000	675,379
New Century Alternative Mortgage Loan Trust 2006-A, 4.50%, 10/25/2036		3,171,000	117,644
Residential Asset Securitization Trust, 3A1 Series 2007-A8, Class 3A1, 6.23%, 08/25/2047 (c)		1,651,220	652,232
TBW Mortgage Backed Pass Through Certificates, A6B Series 2007-2, Class A6B, 6.65%, 07/25/2037 (e)		3,295,120	140,372
TBW Mortgage Backed Pass Through Certificates, A2B Series 2007-2, Class A2B, 5.91%, 07/25/2037 (c)		1,963,000	84,802
TBW Mortgage Backed Pass Through Certificates, A3B Series 2007-2, Class A3B, 6.04%, 07/25/2037 (c)		1,525,000	65,727
TBW Mortgage-Backed Trust 2007-1, Series 2007-1, 6.89%, 03/25/2037		7,458,000	348,289
Washington Mutual Mortgage Pass-Through Certificate, Series Trust, 4.67% (TSFR1M + 51.45%), 02/25/2037		12,571,492	1,610,408
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,968,624)			10,766,752

PRIVATE SENIOR SECURED COMMERCIAL REAL ESTATE LOANS – 15.0%	Acquisition Date	Cost	Value
FV Redlands, LLC, 14.00%, 01/01/2026 (g)	01/06/2025	2,000,000	2,000,000
FV Truck Stops 2, LLC, 14.00%, 01/01/2026 (g)	03/19/2025	500,000	500,000
FV TX FUEL PORTFOLIO, LLC, 14.00%, 03/16/2026 (g)	09/15/2025	4,000,000	4,000,000
TOTAL PRIVATE SENIOR SECURED COMMERCIAL REAL ESTATE LOANS (Cost $6,500,000)			6,500,000

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.1%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(f)		479,142	479,142
TOTAL MONEY MARKET FUNDS (Cost $479,142)			479,142

TOTAL INVESTMENTS - 98.3% (Cost $42,317,451)			42,718,905
Other Assets in Excess of Liabilities - 1.7%			741,272
TOTAL NET ASSETS - 100.0%			$43,460,177

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

SOFR - Secured Overnight Financing Rate

(a)	Interest only security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $6,511,675 or 15.0% of the Fund’s net assets.

(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)	Zero coupon bonds make no periodic interest payments.

(e)	Step coupon bond. The rate disclosed is as of September 30, 2025.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

(g)	Investments in Limited Liability Companies are restricted securities and deemed to be illiquid in nature as defined by the Securities and Exchange Commission. See note 7.

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Statement of Assets and Liabilities
September 30, 2025

Assets
Investments, at fair value (cost $42,317,451)	$42,718,905
Cash and cash equivalents	18,728
Interest receivable	750,447
Receivable for fund shares sold	2,889
Prepaid expenses and other assets	30,889
Total assets	43,521,858

Liabilities
Payable to advisor (Note 4)	6,059
Professional fees payable	14,014
Fund administration and accounting fees payable	19,730
Legal administration/management services fees payable	2,912
Transfer agent fees payable	7,328
Other accrued expenses	11,638
Total liabilities	61,681

Commitments and Contingent Liabilities (Note 8)
Net assets	$43,460,177

Net Assets consist of:
Paid-in capital — (unlimited shares authorized — $0.001 par value)	$43,315,272
Total distributable earnings	144,905
Net assets	$43,460,177

Net asset value, price per share (4,318,444 shares)	$10.06

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Statement of Operations
Year Ended September 30, 2025

Investment income
Interest income	$4,971,613
Total investment income	4,971,613

Expenses
Investment advisory fees (Note 4)	541,742
Fund administration and accounting fees	139,658
Professional fees	135,614
Registration fees	56,901
Trustees’ fees	53,321
Transfer agent fees	50,356
Compliance officer fees (Note 4)	40,532
Legal administration/management services fees (Note 4)	25,387
Shareholder reporting expense	9,130
Custodian fees	4,926
Other expenses	81,332
Total expenses	1,138,899

Expense limitation (Note 4)	(410,531)
Net expenses	728,368
Net investment income	4,243,245

Realized and unrealized gains (losses)
Net realized gain/(loss) on:
Investments	(178,560)
Net realized losses	(178,560)
Net change in unrealized appreciation (depreciation) of:
Investments	420,472
Net change in unrealized appreciation	420,472
Net realized and unrealized gains	241,912
Net increase in net assets resulting from operations	$4,485,157

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Statements of Changes in Net Assets

		For the Period from
		Commencement of
	Year Ended	Operations to
	September 30, 2025	September 30, 2024*
Increase (decrease) in net assets resulting from operations
Net investment income	$4,243,245	$363,701
Net realized losses	(178,560)	(45,508)
Net change in unrealized appreciation (depreciation)	420,472	(19,018)
Net increase (decrease) in net assets resulting from operations	4,485,157	299,175

Distributions to shareholders
Net investment income	(4,275,629)	(371,101)
Total distributions to shareholders	(4,275,629)	(371,101)

Shareholder transactions - (Note 10)
Subscriptions	18,555,456	25,566,095
Shares issued in reinvestment of distributions	120,001	1,461
Shares redeemed	(1,020,438)	—
Increase from shareholder transactions	17,655,019	25,567,556
Net increase (decrease) in net assets	17,864,547	25,495,630
Net assets
Beginning of period	25,595,630	100,000
End of period	$43,460,177	$25,595,630

*	The date of commencement of operations was August 2, 2024.

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Financial Highlights

			For the period from
			Commencement of
	Year Ended		Operations to
	September 30, 2025		September 30, 2024*
Per share operating performance(1)
Net asset value, beginning of period	$9.97		$10.00
Activity from investment operations:
Net investment income	1.19		0.14
Net realized and unrealized gain/(loss)	0.05		(0.02)
Total from investment operations	1.24		0.12
Distributions from:
Net investment income	(1.15)		(0.15)
Total distributions	(1.15)		(0.15)
Net asset value, end of period	$10.06		$9.97

Total return	13.11%		1.16	% (2)

Ratios to average net assets (5)
Expenses, before reimbursement	3.15%		4.69	% (3)
Expenses, after reimbursement	2.02	% (4)	1.99	% (3)
Net investment income, before reimbursement	10.61%		6.44	% (3)
Net investment income, after reimbursement	11.75%		9.15	% (3)

Supplemental data
Net assets, end of period (000’s)	$43,460		$25,596
Portfolio turnover rate	19%		10	% (2)

*	The date of commencement of operations was August 2, 2024.

(1)	Per share calculations were performed using average shares.

(2)	Not annualized

(3)	Annualized

(4)	Extraordinary Legal Fees of 0.03% are excluded from the expense limitation of 1.99%.

(5)	The expense and net investment income ratios do not include income or expenses of the LLCs in which the Fund invests.

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements
September 30, 2025

1.	Organization

Catalyst/Perini Strategic Income Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust (“Trust”) on November 28, 2023. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Declaration of Trust, or unless and until required by law.

The Fund’s investment objective is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in domestic asset-backed fixed income securities, including agency and non-agency residential and commercial mortgage-backed securities; collateralized mortgage obligations; stripped mortgage-backed securities; and securities backed by automobiles, aircraft, credit card receivables and businesses. The Fund expects that, under normal market conditions, a significant portion of its assets will be invested in non-agency residential mortgage-backed securities. The Fund may also invest in money-market funds and other cash equivalents.

Catalyst Capital Advisors LLC (the “Advisor”), a New York limited liability company, serves as the Fund’s investment advisor. The Advisor oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. Perini Capital, LLC, a New Mexico limited liability company, serves as the Fund’s investment sub-advisor (the “Sub-Advisor”). Under the general oversight of the Fund’s Board of Trustees (the “Board”) and supervision by the Advisor, the Sub-Advisor is responsible for the day-to-day management of the Fund’s investment portfolio. Both the Advisor and Sub-Advisor are registered as investment advisors under the Investment Advisers Act of 1940, as amended.

The Board is responsible for overseeing the management and operations of the Fund on behalf of the Fund’s shareholders. The Board is comprised of three independent trustees. Among other things, the Trustees adopt the investment and other policies of the Fund, appoint officers to manage the Fund’s day-to-day operations, select the Fund’s investment advisors and other service providers and approve their fees, provide ongoing oversight of the performance of the Fund and its service providers, and oversee conflicts of interest, as well as the Fund’s compliance program.

2.	Summary of Significant Accounting Policies

The following significant accounting policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08, for the purpose of financial reporting. The Fund’s financial statements are stated in U.S. dollars. Initial organizational and offering expenses were paid for by the Sub-Advisor and are not subject to recoupment.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
September 30, 2025

amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents - Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less.

Distribution of Income and Gains- The Fund declares and makes distributions of investment company taxable income after payment of the Fund’s operating expenses monthly and net capital gains annually. Distributions from net realized gains for book purposes may include short -term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Investment Transactions, Income Recognition and Expenses - Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from purchases. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification. The Fund will indirectly bear a portion of income and expenses, related to the Limited Liability Companies (“LLCs”) held by the Fund. That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Statement of Operations.

3.	Portfolio Valuation and Fair Value Measurements

The Board has adopted Valuation Procedures (the “Valuation Procedures”) pursuant to which the Fund values its investments to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has named the Advisor its valuation designee, and the Advisor is responsible for fair valuing securities and assets without readily available market quotations as determined in good faith.

The Fund accesses loan participation interests via limited liability company (LLC) special purpose vehicles. The LLCs are typically established for the purpose of originating loans secured by commercial real estate. In many cases, membership interests in LLCs are not readily redeemable and require approval to transfer interests. The loans tend to be shorter duration in nature and may make distributions to the Fund throughout the course of the loan. Due to the nature of the LLCs held by the Fund, changes in market conditions and the economic environment may significantly impact the value of the LLCs and the fair value of the Fund’s interests in the LLCs. Furthermore, changes to the liquidity provisions of the LLCs may significantly impact the fair value of the Fund’s interests in the LLCs. Under some circumstances, the Valuation Designee may determine, based on other information available to the Fund or the Valuation Designee, that a LLC’s reported valuation does not represent fair value. If it is determined that the LLC’s reported valuation does not represent fair value, the Valuation Designee may choose to make adjustments to reflect the fair value. During the fiscal year ended September 30, 2025, no such adjustments were deemed necessary by the Valuation Designee. In addition, the Valuation Designee may not have a LLC’s reported valuation as of a particular fiscal period end. In such cases, the Valuation Designee would determine the fair value of such

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
September 30, 2025

an LLC based on any relevant information available at the time. The Board has also established procedures for the valuation of investment securities other than securities of LLCs, if any, held directly by the Fund.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 Inputs — Inputs other than quoted prices, included in Level 1 that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data.

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$13,259,052	$—	$13,259,052
Asset-Backed Securities	—	11,713,959	—	11,713,959
Collateralized Mortgage Obligations	—	10,766,752	—	10,766,752
Money Market Funds	479,142	—	—	479,142
Private Senior Secured Commercial Real Estate Loans Measured at NAV(1)	—	—	—	6,500,000
Total Investments	$479,142	$35,739,763	$—	$42,718,905

(1)	Certain investments are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of assets and liabilities.

4.	Management Fee, Related Party Transactions and Other

The Fund has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Advisor. Under the terms of the Investment Advisory Agreement, the Fund compensates the Advisor for its services at the annual rate of 1.50% of the Fund’s average daily net assets, payable on a monthly basis in arrears. The Sub-Advisor is paid by the Advisor, not the Fund. For the fiscal year ending September 30, 2025, the Fund incurred management fees of $541,742 excluding fee waivers.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
September 30, 2025

Pursuant to the expense limitation agreement between the Fund and the Advisor, the Advisor has agreed to waive its fees and/or pay Fund expenses to the extent necessary to limit the annual Fund operating expenses and ordinary operating expenses, such as advisory fees (including organizational and offering expenses), but excluding (i) acquired fund fees and expenses; (ii) distribution fees; (iii) brokerage commissions and trading costs; (iv) interest (including borrowing costs and overdraft charges); and (v) extraordinary expenses, such as regulatory inquiry and litigation expenses), to the extent that such Fund annual operating expenses exceed 1.99% of the Fund’s average daily net assets. The expense limitation agreement will remain in effect until at least January 31, 2026, unless and until the Board approves its modification or termination. After the initial term, the expense limitation agreement may by renewed at the Advisor’s and Board’s discretion. The expense limitation agreement may be terminated only with the approval of the Board. In consideration of the Advisor’s agreement to limit the annual Fund operating expenses, the expense limitation agreement also provides that the Advisor may recoup from the Fund any fees waived and/or expenses paid pursuant to the agreement, except for organizational and offering expenses, for a period of up to three years from the date of the waiver and/or expense payment, provided such recoupment does not cause the annual Fund operating expenses to exceed the expense limit in effect when the fees were waived or expenses paid, or the expense limit in effect at the time of the recoupment. The Advisor’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

	Amount
	Waived or
	Expenses		Amount Subject to
	Reimbursed by	Amount	Potential
Fiscal Year Incurred	the Advisor	Recouped	Reimbursement	Expiration Date
September 30, 2024	$107,421	$—	$107,421	September 30, 2027
September 30, 2025	$410,531	$—	$410,531	September 30, 2028

U.S. Bank Global Fund Services (“Fund Services”), serves as administrator, accounting agent, and transfer agent. U.S. Bank National Association serves as custodian for the securities and cash of the Fund’s portfolio.

Pursuant to the Management Services Agreement between the Fund and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Fund with various management and legal administrative services (the “Management Services Agreement”). For these services, the Fund pays MFund an annual fixed fee of $5,000 plus an annual asset-based fee in accordance with the following schedule: 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion and above. In addition, the Fund reimburses MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. These amounts are recorded within Legal administration/management services fees in the Statement of Operations.

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund, an affiliate of the Advisor, provides chief compliance officer services to the Fund. For these services, the Fund pays MFund a monthly base fee of $1,200 and $400 for the advisor and the sub-advisor, plus an asset-based fee of .0025%. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
September 30, 2025

in the performance of its duties under the Compliance Services Agreement. These amounts are recorded within compliance officer fees in the Statement of Operations.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as distributor of the Fund’s shares on a commercially reasonable efforts basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at net asset value (“NAV”). The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares. In reliance on Rule 415 under the Securities Act of 1933, the Fund intends to offer to sell its shares, on a continual basis, through the Distributor.

5.	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code necessary to qualify as a regulated investment company, and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as Income tax expense on the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

At September 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$42,317,451
Gross unrealized appreciation	1,812,291
Gross unrealized depreciation	(1,410,837)
Net unrealized appreciation / (depreciation)	401,454
Undistributed ordinary income	277,351
Other accumulated losses	(533,900)
Other temporary differences	—
Total accumulated deficit	$144,905

At September 30, 2025, the Fund had short-term and long-term capital loss carryforwards of $(532,926) and $(974) respectively, that will not expire.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
September 30, 2025

The tax character of the distributions paid during the fiscal year ended September 30, 2025, were as follows:

	Ordinary Income	Total
September 30, 2025*	$4,275,629	$4,275,629
September 30, 2024	$371,101	$371,101

*	The final tax character of any distribution declared during 2025 was determined in January 2026 and reported to shareholders on IRS Form 1099-DIV in accordance with federal income tax regulations.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the fiscal year ended September 30, 2025, the Fund did not make any permanent book to tax reclassifications.

6.	Investment Transactions

For the year ended September 30, 2025, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $18,496,194 and $6,119,125 (excluding short-term securities), respectively.

7.	Investments in Limited Liability Companies

The following table summarizes the Fund’s investments in the Limited Liability Companies held as of the fiscal year ended September 30, 2025:

Investment	Investment Strategy	Redemption Terms	Unfunded Commitments	Redemption Restrictions / Expected Liquidation
FV TX Fuel Portfolio	Senior secured short- duration loan financing the acquisition and renovation of a 3-property Travel Centers of America truck- stop portfolio in Texas. Second lien short-duration loan on Travel Centers of America truck-stop in Ash Fork, AZ. Sponsor is a repeat operator with strong track record; Blue Owl has IC approval to acquire post-renovation.	Not redeemable (closed-end loan position). Loan matures in ~6 months (minimum 3- month interest period). No interim liquidity.	$0	Expected liquidation upon loan payoff, likely within 3–6 months from closing. Blue Owl transaction or other sale processes may accelerate payoff.
FV Truck Stops 2, LLC	Senior secured loan tied to a Travel Centers of America truck stop in Ash Fork, AZ. Backed by strong guarantors with significant net worth and liquidity. Short-duration income-generating loan with origination fees.	Not redeemable (closed-end structure). Loan matures in ~12 months with potential payoff in 6 months. No interim liquidity.	$0	Expected liquidation via payoff between 6–12 months, upon refinance or sale.
FV Redlands, LLC	Senior construction/bridge loan secured by a 62-acre industrial site with 36 buildings and significant outdoor storage acreage. Low LTV and strong personal guarantees from centimillionaires. Short- duration yield-generating loan.	Not redeemable (closed-end structure). Approximately 1-year loan term; no interim liquidity provisions.	$0	Expected liquidation upon loan maturity (~1 year) or earlier refinance tied to project progress.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
September 30, 2025

8.	Commitments and Contingencies

The Trust indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representation and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

9.	Risk Considerations

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to, the following:

Residential and Commercial Mortgage-Backed and Asset-Backed Securities Risk - Because the Fund may concentrate its investment in mortgage-related and/or asset-backed securities, the Fund is subject to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Fixed Income Securities Risk - When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.

Prepayment Risk - In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment, but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment.

Valuation Risk - Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board.

Non-Diversification Risk - The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with, and developments affecting, that issuer than a fund that invests more widely.

Liquidity Risk - There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
September 30, 2025

Repurchase Policy Risks - Quarterly repurchases by the Fund of its shares typically are funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor or Sub-Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.

Bank Loans and Participations - The Fund may acquire interests in loans either directly (by way of assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all of the rights and obligations of the assigning institution and becomes a contracting party under the loan agreement with respect to the loan; however, its rights can be more restricted than those of the assigning institution. Participations in a portion of a loan typically result in a contractual relationship only with the institution participating in the interest and not with the obligor. Bank loans and participations are subject to unique risks, including (i) the possible avoidance of an investment transaction as a “preferential transfer,” “fraudulent conveyance” or “fraudulent transfer,” among other avoidance actions, under relevant bankruptcy, insolvency and/or creditors’ rights laws, (ii) so-called “lender liability” claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations, and (v) the contractual nature of participations where the Fund takes on the credit risk of the agent bank rather than the actual counterparty.

10.	Repurchase Offers

The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy that it will make quarterly repurchase offers for no less than 5%, and no more than 25%, of the Fund’s shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined below), or the next business day if the 14th is not a business day (each such pricing date, a “Repurchase Pricing Date”). Repurchases are recorded on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).

During the fiscal year ended September 30, 2025, the Fund completed four quarterly repurchase offers. In the offers that commenced on December 12, 2024, March 12, 2025, June 25, 2025, and September 12, 2025, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the applicable Repurchase Pricing Date. The results of these repurchase offers are as follows:

	Percentage of
	Outstanding					Percentage of
Repurchase	Shares the Fund		Pricing		Number of	Outstanding
Request	offered to	Repurchase	Date	Amount	Shares	Shares
Deadline	Repurchase	Pricing Date	NAV	Repurchased	Repurchased	Repurchased
12/12/2024	5%	12/12/2024	$10.15	$342,696	33,763	1.00%
3/12/2025	5%	3/12/2025	$10.03	$43,113	4,298	0.12%
6/25/2025	5%	6/25/2025	$10.14	$189,920	18,730	0.55%
9/12/2025	5%	9/12/2025	$10.31	$444,709	43,134	1.07%

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
September 30, 2025

If shareholders tender for repurchase more shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of shares tendered for repurchase exceeds the number of shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before pro rating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder’s account are tendered. Transactions involving the Fund’s shares were as follows:

			For the Period from
	Year Ended		Commencement of Operations
	September 30, 2025		to September 30, 2024*
	Shares	Amount	Shares	Amount
Shares Sold	1,839,853	$18,555,456	2,566,443	$25,666,095
Reinvested Dividends	11,926	120,001	147	1,461
Shares Redeemed	(99,925)	(1,020,438)	—	—

Net Increase in Net Assets	1,751,854	$17,655,019	2,566,590	$25,667,556

*	The date of commencement of operations was August 2, 2024.

11.	Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Sub-Advisory acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
September 30, 2025

12.	Line of Credit Arrangement

The Fund (the “Borrower”) opened a secured Line of Credit Arrangement (“LOC”), effective April 21, 2025, with U.S. Bank National Association (the “Bank”) The LOC has a maturity date of April 20, 2026, under which borrowing is limited to the lesser of (i) $2,500,000, (ii) 10% of the gross market value of the Borrower and, (iii) 33 and 1/3% of the gross market value (as determined solely by the Bank using consistently-applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Borrower which are recorded on the Borrower’s books and records as belonging solely to the Borrower and are held by the Bank as sole custodian. The proceeds of the loans may only be used by the Borrower for short term liquidity purposes in connection with periodic repurchases. The Borrower will be charged the prime rate. During the period the Borrower utilized and repaid $2,500,000 under the terms of the LOC. The average interest rate of the borrowing during the period was 7.50%, which resulted in the Fund incurring fees of $521. As of September 30, 2025, the LOC balance outstanding was zero.

13.	Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be recognized or disclosed in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Catalyst/Perini Strategic Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Catalyst/Perini Strategic Income Fund (formerly Catalyst Strategic Income Opportunities Fund) (the “Fund”), as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2025 and for the period from August 2, 2024 (commencement of operations) through September 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended and the changes in net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and the manager of private investment funds; when replies were not received from counterparties, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Catalyst Capital Advisor LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
November 28, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Catalyst/Perini Strategic Income Fund
Additional Information (Unaudited)
September 30, 2025

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in the Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Catalyst/Perini Strategic Income Fund 36 N. New York Avenue, Huntington, NY 11743 Year of Birth: 1967	Chairman of the Board	Since 4/2024	Manager, Genovese Family Enterprises, LLC (and affiliates, family office) 1999-present, Managing Member, Bear Properties, LLC (real estate firm) (2006-present).	50	Lead Independent Trustee and Chair of Audit Committee, Mutual Fund Series Trust, since 2006; Chairman of the Board, Mutual Fund and Variable Insurance Trust since 2016; Chairman of the Board, Strategy Shares since 2016; Trustee, IDX Funds Trust (formerly, M3Sixty Funds Trust) since 2016; Chairman of the Board of AlphaCentric Prime Meridian Income Fund from 2018 to August 2023.
Stephen P. Lachenauer c/o Catalyst/Perini Strategic Income Fund 36 N. New York Avenue, Huntington, NY 11743 Year of Birth: 1967	Trustee, Chairman of the Audit Committee	Since 4/2024	Attorney, private practice since 2010.	50	Trustee, Mutual Fund Series Trust since April 2022; Trustee and Chair of the Audit and Risk and Compliance Committees since 2016, and Chair of the Investment Committee since November 2020, Mutual Fund and Variable Insurance Trust; Trustee and Chair of the Audit and Risk and Compliance Committees since 2016, and Chair of the Investment Committee since November 2020, Strategy Shares; Trustee and Chair of the Audit and Risk and Compliance Committees from 2018 to 2023, and Chair of the Investment Committee from 2020 to 2023, AlphaCentric Prime Meridian Income Fund.
Tiberiu Weisz c/o Catalyst/Perini Strategic Income Fund 36 N. New York Avenue, Huntington, NY 11743 Year of Birth: 1949	Trustee, Chairman of the Risk and Compliance Committee	Since 4/2024	Attorney since 1982.	36	Trustee and Chairman of the Risk and Compliance Committee, Mutual Fund Series Trust since 2006.

Catalyst/Perini Strategic Income Fund
Additional Information (continued) (Unaudited)
September 30, 2025

Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in the Fund Complex**	Other Directorships Held During Past 5 Years
Michael Schoonover 207 Calle del Parque, AM Tower, Floor 7, Suite 2 San Juan, PR 00912 Year of Birth: 1983	President	Since 4/2024	Chief Operating Officer, Catalyst Capital Advisors LLC and Rational Advisors, Inc., since 2017; Portfolio Manager, Catalyst Capital Advisors LLC 12/2013 to 5/2021; Portfolio Manager, Rational Advisors, Inc. 1/2016 to 5/2018; President, MFund Distributors LLC, since 2020; COO, Catalyst International Advisors LLC, since 2019; COO, Insights Media LLC, since 2019; COO, MFund Management LLC, since 2019; COO, AlphaCentric Advisors LLC, since 2021.	N/A	N/A
Alex Merino 207 Calle del Parque, AM Tower, Floor 7, Suite 2 San Juan, PR 00912 Year of Birth: 1985	Vice President	Since 4/2024	Investment Operations Manager, MFund Management LLC, since 2022; Investment Operations Analyst, MFund Management LLC, 9/2020 to 12/2021; Tax Senior Associate, PwC Asset & Wealth Management NY Metro, 7/2016-6/2019.	N/A	N/A

Catalyst/Perini Strategic Income Fund
Additional Information (continued) (Unaudited)
September 30, 2025

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in the Fund Complex**	Other Directorships Held During Past 5 Years
Thomas Hamel 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1969	Treasurer	Since 4/2024	Managing Director, Head of Investment Operations, Catalyst Capital Advisors, Rational Advisors, Inc., and AlphaCentric Advisors LLC since January 2024; COO, Head of Investment Operations & Accounting, Captain Technologies,9/2020 to 1/2024; Head of Client & Investment Operations, Aksia LLC, 4/2009-8/2020	N/A	N/A
Frederick J. Schmidt 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1959	Chief Compliance Officer	Since 4/2024	Director of Compliance Services, MFund Services LLC, since 2015.	N/A	N/A
Jennifer A. Bailey 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1968	Secretary	Since 4/2024	Director of Legal Services, MFund Services LLC, since 2012.	N/A	N/A

*	The term of office of each Trustee and Officer is indefinite.

**	The ‘Fund Complex’ includes the Trust, Mutual Fund Series Trust, Mutual Fund and Variable Insurance Trust, and Strategy Shares, each a registered investment company.

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Adviser toll free at 1-800-991-3319 or by visiting the Commission’s website at http://www.sec.gov.

Catalyst/Perini Strategic Income Fund
Additional Information (continued) (Unaudited)
September 30, 2025

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30, are available to shareholders without charge upon request by calling the Advisor toll free at 1-800-991-3319, on the Fund’s website at https://catalystmf.com/funds/catalyst-perini-strategic-income-fund/, or on the SEC’s web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Catalyst/Perini Strategic Income Fund
Additional Information (continued) (Unaudited)
September 30, 2025

Investment Advisor
Catalyst Capital Advisors LLC
207 Calle del Parque, AM
Tower, Floor 7, Suite 2
San Juan, PR 00912

Investment Sub-Advisor
Perini Capital, LLC
910 West Pierce Street, #225
Carlsbad, NM 88220

Custodian
U.S. Bank, National Association
1555 N River center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Administrator and Accounting Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Management, Legal Administrative and Compliance Services
MFund Services LLC
36 North New York Avenue
Huntington, NY 11743

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
8101 East Prentice Ave., Suite 750
Greenwood Village, CO 80111

1

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer (the “Code of Ethics”). During the period covered by this report, no amendments were made to the provisions of the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees (“Board”) has determined that the registrant does not have an audit committee financial expert. The Board has concluded that the audit committee members, as a group, are sufficiently experienced in matters related to financial reporting to perform the functions necessary under the Audit Committee Charter.

Item 4. Principal Accountant Fees and Services.

Cohen & Company, Ltd., billed the Fund aggregate fees for services rendered to the Fund for the fiscal year as follows:

	9/30/2025	9/30/2024
(a)Audit Fees	$46,350	$35,000
(b)Audit-Related Fees	N/A	N/A
(c)Tax Fees	$3,000	$3,000
(d)All Other Fees	N/A	N/A

(e)(1) The Audit Committee pre-approves, to the extent required by applicable regulations (including paragraph (c)(7) of Rule 2-01 of Regulation S-X), (i) all audit and permitted non-audit services rendered by the independent accountants to the registrant and (ii) all non-audit services rendered by the independent accountants to the registrant’s investment adviser and to certain affiliates of the investment adviser.

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(e)(2) The percentage of fees billed by Cohen & Company, Ltd, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	9/30/2025	9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Cohen & Company, Ltd., for the fiscal periods were $0 and $0.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

14.	Proxy Voting Policy

14.A	Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Fund, which delegate the responsibility for voting proxies to the Advisor or its designee, subject to the Board’s continuing oversight. The Policies require that the Advisor or its designee vote proxies received in a manner consistent with the best interests of the Fund and shareholders. The Advisor has delegated proxy voting duties to the Sub-Advisor, Perini Capital, LLC.

Where a proxy proposal raises a material conflict between the interests of the Advisor or its designee (the Sub-Advisor), any affiliated person(s) of the Advisor or its designee, the Fund’s principal underwriter (distributor) or any affiliated person of the principal underwriter (distributor), or any affiliated person of the Fund and the Fund’s or its shareholder’s interests, the Advisor or its designee will resolve the conflict by voting in accordance with the policy guidelines or at the Fund’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting.

The Sub-Advisor generally expects to vote proxies in accordance with the recommendations of company management. However, there are many complexities to proxy votes and the Sub-Advisor will vote against a proposal or recommendation of management if it determines that such a vote is in the best interests of the Client. Any proxy voting materials received by the Firm will be forwarded to the investment team for their review.

The Sub-Advisor will process every vote it receives for U.S. and non-U.S. proxies. Certain types of matters that are the subject of a proxy vote may require a more detailed analysis than the analysis required for some routine or uncontested matters. The Sub-Advisor will abstain from voting or affirmatively decide not to vote if it determines, after considering a variety of factors, that abstaining or not voting is in the best interests of the Sub-Advisor’s Clients.

In effecting the Sub-Advisor’s policy of voting proxies in the best interests of its Clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between the Sub-Advisor and its Clients.

Some of these potential conflicts of interest situations include, but are not limited to: (i) business relationships – where, for example, the Sub-Advisor manages assets for companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such company may harm the Sub-Advisor’s relationship with the company; (ii) personal relationships – where, for example, the Sub-Advisor may have personal relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where the Sub-Advisor may have a personal interest in the outcome of a particular matter before shareholders; or (iii) familial relationships – where, for example, the Sub-Advisor may have a familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a

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public company). In those instances in which the Sub-Advisor seeks to override the policy, an analysis should be done to assess whether any material conflicts of interest exist, including determining any material conflicts of interest relating to a particular proxy item.

The Sub-Advisor will take necessary steps to retain the required proxy voting records for the necessary periods of time, as required by regulations, including maintaining copies of these written proxy voting policies and, procedures; proxy statements received for Client securities; records of votes cast on behalf of Clients; and, any documents prepared by Perini that were material to making a proxy voting decision or that memorialized the basis for the decision.

14.B	Form N-PX/Annual Report of Proxy Voting Record

Form N-PX is used by the Fund to file reports with the SEC containing the Fund’s proxy voting record for the most recent 12-month period ending June 30. The Form must be filed not later than August 31 of each year. The following information must be collected for the Fund in order to complete and file Form N-PX:

1.	The name of the issuer of the Fund security;

2.	The exchange ticker symbol of the Fund security.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Portfolio Manager(s)

Michael Perini and Alex Borlenghi serve as the Portfolio Managers for the Fund and are responsible for the day-to-day management of the Fund.

Michael Perini

Michael Perini, CFA is the President and CEO of Perini Capital and has over 19 years of experience analyzing structured credit securities. Mr. Perini founded Perini Capital in 2011 after working at SecureVest Financial Group as a non-agency mortgage-backed securities trader from 2009 to 2011 and at Commonwealth Advisors as a mortgage credit analyst from 2004 to 2008. He graduated with a B.A. in Finance from Louisiana State University in 2004 and is a CFA charterholder.

Alex Borlenghi

Alex Borlenghi has served as a Portfolio Manager at Perini Capital since 2021. Mr. Borlenghi is also Managing Director at Stonecrest Equity Fund, a private investment fund sub-advised by Perini Capital, since 2023. Prior to joining Perini Capital, Mr. Borlenghi was the President and Vice President of Business Development at The Interfin Companies, L.P. He graduated from The University of Texas at Austin and received a bachelor’s degree in business/corporate communications.

Compensation of Portfolio Manager

With respect to the Fund, each Portfolio Manager is compensated with a salary and discretionary bonus paid by the Sub-Adviser.

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Portfolio Manager Ownership of Fund Shares

As of September 30, 2025, Mr. Perini and Mr. Borlenghi owned Fund shares with a value of $100,001-$500,000.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management of multiple client accounts. The Adviser and Sub-Adviser currently or in the future may provide investment advisory and other services, directly and through affiliates, to various affiliated entities and accounts other than the Fund (“Adviser Accounts”). The Fund has no interest in these activities. The Adviser, Sub-Adviser and the investment professionals, who on behalf of the Adviser and Sub-Adviser provide investment advisory services to the Fund, are engaged in substantial activities other than on behalf of the Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and the Adviser and Sub-Adviser accounts. Such persons devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate.

Set out below are practices that the Adviser may follow.

Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities for accounts with similar strategies. In addition, the Portfolio Manager, who provides investment advisory services to the Fund, may be engaged in substantial activities other than on behalf of the Sub-Adviser or Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and other accounts. To the extent a conflict of interest arises in connection with a prospective investment by the Fund, the Sub-Adviser will take appropriate steps to mitigate that conflict. Such persons devote only so much time to the affairs of the Fund and Sub-Adviser as in his or her judgment is necessary and appropriate.

The Adviser, Sub-Adviser and the Portfolio Manager attempt to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. The Advisor, Sub-Adviser and the Portfolio Manager have adopted allocation policies and procedures intended to treat all client accounts (including the Fund) in a fair and equitable manner. Such allocation policies and procedures also apply to situations in which an investment opportunity of a limited amount, size or quantity is appropriate for more than one client account and require that the Adviser and Sub-Adviser allocate investment opportunities among such accounts in a fair and equitable manner (e.g., on a pro rata or alternating basis). To the extent that a Portfolio Manager seeks to purchase or sell the same security for multiple client accounts, the Portfolio Manager may aggregate, or bunch, these orders where he or she deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order (if any) is filled in its entirety, each participating client account will participate at the average security prices for the bunched order. When a bunched order (if any) is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based on the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average price for the bunched order on the same business day.

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Other Accounts Managed

As of September 30, 2025, the portfolio managers of the Fund were responsible for the management of the following other accounts (in addition to the Fund):

Michael Perini

			Other Accounts Managed
	Other Accounts Managed		Subject to a Performance Fee
				Assets
		Assets Under		Under
	Number of	Management	Number of	Management
Account Type	Accounts	(millions)	Accounts	(millions)
Registered Investment Companies	1	43.46
Other Pooled Investment Vehicles			1	70.25
Other Accounts

Alex Borlenghi

			Other Accounts Managed
	Other Accounts Managed		Subject to a Performance Fee
				Assets
		Assets Under		Under
	Number of	Management	Number of	Management
Account Type	Accounts	(millions)	Accounts	(millions)
Registered Investment Companies	1	43.46
Other Pooled Investment Vehicles			4	66.44
Other Accounts	62	46.78

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under

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the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

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Item 19. Exhibits.

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(a)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catalyst/Perini Strategic Income Fund

By	/s/ Michael Schoonover
Michael Schoonover, President
Principal Executive Officer

Date	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover, President
Principal Executive Officer

Date	12/5/2025

By	/s/ Thomas Hamel
Thomas Hamel, Treasurer
Principal Financial Officer

Date	12/5/2025

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